Summary of Significant Accounting Policies - Intangible assets, net, Impairment of long lived assets other than goodwill and Employee benefits (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Impairment of long-lived assets	¥ 0	¥ 0	¥ 0
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income Extensible Enumeration not Disclosed Flag	true	true	true
Impairment of indefinite lived intangible assets	¥ 0	¥ 0	¥ 0
Employee benefits
Legal obligation	0
Shares issued, value, share-based payment arrangement, forfeited	0	0	0
Employee benefit expenses	¥ 2,694,257,000	¥ 2,508,000,000	¥ 1,682,610,000
Software, Patents and licenses | Minimum
Summary of Significant Accounting Policies
Intangible asset, useful lives (in years)	2 years
Software, Patents and licenses | Maximum
Summary of Significant Accounting Policies
Intangible asset, useful lives (in years)	10 years